Deferred government funding - Government funding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Government funding
Government funding received under specific R and D projects	$ 265,000	$ 178,300	$ 181,100
Government funding recognized as reductions of certain R and D expenses under specific R and D projects	105,258	82,245	52,517
Government funding received for specific intended use		51,700	51,600	$ 21,200
Government funding recognized as reduction of interest expense for specific intended use	19,496	24,182	11,639
Government funding recognized as other operating income for specific intended use	$ 32,198	$ 27,444	$ 9,542